Investment in Associate - Schedule of Investment in associate, Summarized Statement of Loss (Details) - Freedom Carbon Solutions [Member] - USD ($)	3 Months Ended	6 Months Ended	9 Months Ended
	Jan. 31, 2026	Jan. 31, 2026	Jul. 31, 2025
Operating expenses
Consulting expenses			$ 646,799
Engineering			2,855
General and administrative expenses	$ 207	$ 2,546	6,057
Guaranteed payments	0	150,899	316,278
Legal and professional fees	412	1,749	10,185
Travel	0	1,241	7,310
Amortization	2,376	7,869	1,763
Total operating expenses	(2,995)	(164,304)	(991,247)
Interest expenses	(18,225)	(36,050)	(32,775)
Net loss	$ (21,220)	$ (200,354)	$ (1,024,022)